Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

3.	FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities is determined in accordance with the fair value hierarchy established in FASB ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”). ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy of ASC 820 requires an entity to maximize the use of observable inputs when measuring fair value and classifies those inputs into three levels:
Level
 1
—
Observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level
 2
—
Observable inputs, other than Level 1 inputs, which are observable either directly or indirectly or can be corroborated by observable market data using quoted prices for similar assets or liabilities.
Level
 3
—
Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Our financial instruments that are not
re-measured
at fair value include accounts receivable, prepaid and other current assets, accounts payable, accrued expenses and other current liabilities, convertible notes, and long-term debt. The carrying values of these financial instruments approximate their fair values.
The Company’s financial assets and liabilities measured at fair value on a recurring basis and the level of inputs used for such measurements were as follows (in thousands):

	Fair Value (in thousands) Measured as of December 31, 2021 Using:
	Adjusted Cost	Unrealized losses	Fair Value	Cash and Cash Equivalent	Marketable Securities
Assets
Level 1
Money market funds	$4,863	$—	$4,863	$4,863	$—
Level 2
Asset-backed securities	$26,491	$(68)	$26,423	$—	$26,423
Corporate bonds	48,643	(150)	48,493	—	48,493
Commercial paper	45,145	—	45,145	—	45,145
U.S. Government securities	29,936	(173)	29,763	—	29,763

Total financial assets	$155,078	$(391)	$154,687	$4,863	$149,824

Liabilities
Level 2
Private placement warrant liability	$—	$—	$155	$—	$—

Total financial liabilities	$—	$—	$155	$—	$—

Liabilities
Level 3
Common stock and series A preferred stock warrant liability	$—	$—	$93	$—	$—
Embedded derivative liability	—	—	17	—	—

Total financial liabilities	$—	$—	$110	$—	$—

As of December 31, 2021, the Company’s financial assets and liabilities subject to fair value procedures were comprised of the following:
Money Market Funds:
The Company holds financial assets consisting of money market funds. These securities are valued using observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Marketable Securities
: The Company holds financial assets consisting of fixed-income U.S. government agency securities, corporate bonds, commercial paper and asset-backed securities. The securities are valued using prices from independent pricing services based on quoted prices of identical instruments in less active or inactive markets. Additionally, quoted prices of similar instruments in active market or industry models using data inputs such as interest rates and prices that can be directly observed or corroborated in active markets are used to value marketable securities.
Private Placement Warrant Liability
: As of December 31, 2021 Level 2 fair value measurements were used for private placement warrant liabilities. Any changes in the fair value of the liability are reflected in other income (expense), net, on the consolidated statements of operations and comprehensive loss. Private placement warrant liability is included within other noncurrent liabilities on the consolidated balance sheets.
As of December 31, 2020, the Company’s financial liabilities subject to fair value procedures were comprised of the following:
Common Stock and Series A Preferred Stock Warrant Liability:
The fair value of the redeemable convertible preferred stock warrant liability is based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the redeemable convertible preferred stock warrant liability, the Company used the Black-Scholes option-pricing model to estimate the fair value using unobservable inputs including the expected term, expected volatility, risk-free interest rate, and expected dividend yield. Changes in fair value measurement are reflected in other income (expense), net, on the consolidated statements of operations and comprehensive loss. See Black-Scholes table below for quantitative information on the unobservable inputs used in the valuation of common stock and series A preferred stock warrant liabilities.
Upon the closing of the Business Combination, the common stock and series A preferred stock warrant liability were net settled and converted to the Class A common stock equity. The financial liability was retroactively restated as equity resulting from the recapitalization as part of the Business Combination.
Embedded Derivative Liability:
During 2020, the Company entered into a convertible note agreement under which the Company may issue convertible equity instruments (“2020 Notes”). The 2020 Notes contain an embedded redemption feature, which is considered to be a derivative that is required to be separately accounted for at fair value and subsequently remeasured to fair value at each reporting date. The fair value of the embedded derivative liability was estimated using a with and without method, and changes in fair value are recognized in other income (expense), net, on the consolidated statements of operations and comprehensive loss. This method isolates the value of the embedded derivative liability by measuring the difference in the host contract’s value with and without the isolated feature. The resulting cash flows are discounted at the Company’s borrowing rate, as adjusted for fluctuations in the market interest rate from the inception of the Company’s comparative borrowings to the reporting date, to measure the fair value of the embedded derivative. The valuation for the conversion portion of the derivative factors in the expected timing and probability of a financing that would result in the conversion of the underlying, plus accrued interest discounted to the financing price per share. The probability and timing of a financing are estimated at each reporting date.
Upon the closing of the Business Combination the embedded derivative was settled as the 2020 Notes and accrued interest were converted into the Company’s Class A common stock (see Note 2 Recapitalization).
For the year ended December 31, 2021 and 2020, there were no transfers between Level 1 and Level 2 inputs. The private placement warrant liability transferred from Level 3 into Level 2 during the year ended December 31, 2021 as a result of the Business Combination which introduced Level 2 inputs into the valuation of the private placement warrant liability, specifically the observable input of AEye public warrants (LIDRW). There were no issuances, purchases, sales, or settlements of Level 3 inputs, other than as disclosed below.

The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments for the year ended December 31, 2021 (in thousands):

	Embedded Derivative	Common Stock and Series A Preferred Stock Warrant Liability	Total
Balance at December 31, 2020	$17	$93	$110
(Gain) loss in fair value included in other income (expense, net)	(17)	(93)	(110)

Balance at December 31, 2021	$—	$—	$—

	Embedded Derivative	Common Stock and Series A Preferred Stock Warrant Liability	Total
Balance at December 31, 2019	$—	$—	$—
Initial fair value of embedded derivative	1,520	—	1,520
(Gain)/loss in fair value included in other income (expense, net)	(1,503)	93	(1,410)

Balance at December 31, 2020	$17	$93	$110

The key inputs into the Black-Scholes option-pricing model for the common stock and series A preferred stock warrant liability valued at December 31, 2020 are as follows:

December 31, 2020
Expected term (years)	5.8
Expected volatility	45.6%
Risk-free interest rate	0.4%
Dividend yield	—%
Exercise price	$15.03
If factors or assumptions change, the estimated fair values could be materially different. The value of the Company’s common stock and series A preferred stock warrant liability would increase if a higher risk-free interest rate was used, and would decrease if a lower risk-free interest rate was used. Similarly, a higher volatility assumption would increase the value of the stock warrants, and a lower volatility assumption would decrease the value of the stock warrants.